Accrued Liabilities And Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Summary of Accrued Liabilities and Other Current Liabilities
Accrued liabilities and other current liabilities consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Accrued payroll and welfare	70,989	50,862	7,164
Other taxes and surcharge	11,025	20,619	2,904
Accrued reimbursement expenses	23,197	12,881	1,814
Professional service fees	10,042	1,628	229
Guaranteed return to eligible employees*	38,972	—	—
Others	19,607	18,945	2,669

	173,832	104,935	14,780

*
Balance represented guaranteed return to eligible employees resulting from modification of Employee Share Incentive Plan No. 1 (the “ESIP No. 1”), and Employee Share Incentive Plan No. 2 (the “ESIP No. 2”) as described in Note 12.